Vanguard SP Small-Cap 600 Growth Index Fund Expense Example - ETF Prospectus [Member] - Vanguard SP Small-Cap 600 Growth Index Fund - ETF Shares	Aug. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 10
Expense Example, with Redemption, 3 Years	32
Expense Example, with Redemption, 5 Years	56
Expense Example, with Redemption, 10 Years	$ 128